Single-Family Properties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Real Estate [Abstract]
Schedule Of Single-Family Properties

Single-family properties, net, consists of the following as of June 30, 2013 and December 31, 2012 (dollars in thousands):

	June 30, 2013
	Number of properties	Net book value
Leased single-family properties	10,245	$1,713,955
Single-family properties being renovated	6,074	960,156
Vacant single-family properties available for lease	2,007	365,393

Total	18,326	$3,039,504

	December 31, 2012
	Number of properties	Net book value
Leased single-family properties	1,164	$158,068
Single-family properties being renovated	1,857	261,136
Vacant single-family properties available for lease	623	86,509

Total	3,644	$505,713

Single-family properties as of December 31, 2012 and 2011 consist of the following (in thousands):

	December 31, 2012	December 31, 2011
Land	$96,139	$498
Buildings and improvements	411,706	3,018

Total	507,845	3,516
Accumulated depreciation	(2,132)	(21)

Single-family properties, net	$505,713	$3,495

Schedule Of Single-Family Properties

Single-family properties, net, as shown above, consist of the following as of December 31, 2012 and 2011 (dollars in thousands):

	December 31, 2012
	Number of properties	Net book value
Single-family properties being renovated	1,857	$261,136
Vacant single-family properties available for lease	623	86,509
Leased single-family properties	1,164	158,068

Total	3,644	$505,713

	December 31, 2011
	Number of properties	Net book value
Single-family properties being renovated	12	$1,204
Vacant single-family properties available for lease	2	248
Leased single-family properties	19	2,043

Total	33	$3,495